INVESTMENT IN LIFE INSURANCE POLICY, NET (Tables)	12 Months Ended
May 31, 2026
Insurance [Abstract]
SCHEDULE OF INVESTMENT IN LIFE INSURANCE POLICY	Investment in life insurance policy, net consisted of the following:
	As of May 31,
	2026	2025
Investment in life insurance policy	76,565	-
Less: allowance for expected credit losses	(112)	-
	76,453	-

SCHEDULE OF MOVEMENT INVESTMENT IN LIFE INSURANCE POLICY

The movement investment in life insurance policy is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	-	-
Add: cash premium paid to life insurance policy	99,098	-
Less: change in cash surrender value on investment in insurance policy	(22,297)	-
Less: allowance for expected credit losses	(113)	-
Exchange adjustment	(235)	-
Balance at end of the year	76,453	-

SCHEDULE OF INVESTMENT IN LIFE INSURANCE POLICY ALLOWANCES FOR EXPECTED CREDIT LOSSES

The movement of allowances for expected credit losses is as follows:

	As of May 31,
	2026	2025
Balance at beginning of the year	-	-
Provision	113	-
Exchange adjustment	(1)	-
Balance at end of the year	112	-